	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments		June 30, 2022 (unaudited)
		Shares	Fair Value
33.55%	CORPORATE BONDS
0.51%	COMMUNICATION SERVICES
	HUGHES SATELLITE SYSTEMS 8/01/2026
	5.25% . . . . . . . . . . . . . . .	500,000	$460,000
	SPRINT CORP 06/15/2024 7.125% . . . .	450,000	461,813
			921,813
4.48%	CONSUMER DISCRETIONARY
	AUTONATION INC 03/01/2032 3.85% . .	1,000,000	861,654
	AUTONATION INC 08/01/2031 2.4% . . .	1,000,000	771,307
	BRUNSWICK CORP 08/01/2027 7.125% . .	1,314,000	1,404,338
	FORD MOTOR 10/01/2028 6.625% . . . .	450,000	443,813
	FORD MOTOR COMPANY 04/22/2025 9% .	400,000	428,952
	HASBRO INC 07/15/2028 6.6% . . . . .	700,000	755,994
	LAS VEGAS SANDS 08/08/2029 3.9% . .	500,000	408,548
	LOWE’S COS 04/01/2052 4.25% . . . . .	500,000	432,974
	MDC HOLDINGS 01/15/2030 3.85% . . .	1,000,000	828,632
	PVH CORP 07/10/2025 4 5/8% . . . . .	1,000,000	988,890
	TAPESTRY INC 04/01/2025 4.25% . . . .	750,000	750,263
			8,075,363
0.48%	CONSUMER STAPLES
	CONSTELLATION BRANDS 05/01/2030
	2.875% . . . . . . . . . . . . . . .	1,000,000	869,903
4.28%	ENERGY
	APA 7.75 12/15/2029 . . . . . . . . . .	133,000	140,315
	DCP MIDSTREAM LP 12/15/22 VAR% . . .	450,000	395,331
	ENERGY TRANSFER LP 01/15/2024
	5.875% . . . . . . . . . . . . . . .	900,000	917,662
	ENERGY TRANSFER LP 02/15/28 VAR% .	400,000	294,557
	MARATHON PETROLEUM CORP 9/15/2024
	3.625% . . . . . . . . . . . . . . .	540,000	534,248
	OCCIDENTAL PETRO 09/01/2025 5.875% .	1,215,000	1,209,715
	ONEOK INC 09/01/2029 3.4% . . . . . .	1,000,000	882,807
	1

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	Fair Value
	Plains All American Pipeline 3.8 9/15/2030 .	250,000	$220,981
	PSXP 3 3/4 03/01/28 . . . . . . . . . .	440,000	419,394
	TransCanada Pipe 6/15/2029, 7.7% . . . .	850,000	973,411
	VALERO ENERGY 12/01/2031 2.8% . . . .	1,000,000	839,091
	WILLIAMS COMPANIES 01/15/2025 3.9% .	900,000	889,098
			7,716,610
7.59%	FINANCIALS
	ALLY FINANCIAL 11/01/2031 8.00% . . . .	1,000,000	1,111,665
	AMERICAN EXPRESS CO 06/16/2149
	VAR% . . . . . . . . . . . . . . .	500,000	406,805
	BAC 06/19/2164 VAR% . . . . . . . . .	625,000	518,606
	BACCR 4.972 5/16/2029 . . . . . . . .	250,000	245,699
	BANCO SANTANDER 03/24/2028 VAR% .	200,000	190,836
	Blackstone Private CRE 2.625 12/15/2026 . .	250,000	209,457
	C 4.412 3/31/2031 . . . . . . . . . . . .	250,000	238,767
	CHARLES SCHWAB CORP 06/19/2164
	VAR% . . . . . . . . . . . . . . .	500,000	448,215
	CS 2.193 6/5/2026 . . . . . . . . . . .	750,000	679,759
	FDS 2.9 03/01/27 CORP . . . . . . . .	250,000	233,750
	FEDERAL HOME LOAN BANK . . . . . .	5,000,000	4,987,655
	FIDELITY NATL FINANCIAL 08/15/2028
	4.5% . . . . . . . . . . . . . . . .	1,000,000	964,005
	GOLDMAN SACHS 11/10/26 VAR% . . . .	500,000	408,750
	LLOYDS BANKING 03/18/2026 VAR% . .	450,000	438,101
	MSCI 3 ¿ 09/01/30 144A . . . . . . . . .	100,000	83,368
	NATWEST GROUP 05/18/2029 VAR% . .	500,000	484,551
	ORCC 2.875 6/11/2028 . . . . . . . . . . . . . . . . . .	250,000	196,314
	SANTAN 2.749 12/3/2030 . . . . . . . .	250,000	198,559
	SOCGEN 4.75 11/24/2025 . . . . . . . .	250,000	246,049
	Toll Bros. Finance Corp. 03/15/2027
	4.875% . . . . . . . . . . . . . . .	1,000,000	946,274
	TRUIST FINANCIAL CORP 03/01/2030 . .	500,000	452,500
			13,689,685
0.05%	HEALTHCARE
	TEVA Pharmaceutical 4.75 5/9/2027 . . .	100,000	85,412
	2

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	Fair Value
8.46%	INDUSTRIALS
	ALLISON TRANSMISSION 10/01/2027
	4.75% . . . . . . . . . . . . . . .	450,000	$411,606
	AIRCASTLE LTD 05/01/2024 4.125% . . .	900,000	874,527
	BERRY GLOBAL INC 07/15/2027 5.625% .	500,000	478,470
	BOEING CO 02/04/2023 1.167% . . . . .	700,000	692,049
	BOEING CO 02/15/2040 5.875% . . . . .	1,000,000	933,178
	CH ROBINSON WRLD 4.2% 04/15/2028 .	1,000,000	964,602
	FEDEX CORP 10/17/2048 4.95% . . . . .	1,000,000	952,110
	FLOUR CORP 09/15/2028 4.25% . . . . .	360,000	314,550
	FLOWSERVE CORP 01/15/2032 2.8% . . .	1,000,000	787,619
	FORTUNE BRANDS HOME 03/25/2032
	4.00% . . . . . . . . . . . . . . .	500,000	442,163
	FOURTUNE BRANDS 03/25/22 4.5% . . .	500,000	386,197
	General Motors 2.35 1/8/2031 . . . . . .	250,000	193,821
	GENERAL MOTORS 01/12/2032 3.1% . . .	1,000,000	803,753
	HUBBELL INC 08/15/2027 3.15% . . . . .	2,000,000	1,888,106
	MASCO CORP 08/15/2032 6.5% . . . . .	1,000,000	1,075,961
	OSHKOSH CORP 03/01/2030 . . . . . .	1,000,000	856,345
	OWENS CORNING 06/01/2030 3.875% . .	1,000,000	913,078
	QUANTA SERVICES 10/01/2030 2.9% . . .	1,000,000	823,854
	RYDER SYSTEM INC 09/01/2025 3.35% .	1,000,000	969,410
	TIMKEN CO 12/15/2028 4.5% . . . . . .	500,000	487,975
			15,249,374
1.82%	INFORMATION TECHNOLOGY	1,000,000	981,185
	AVNET INC 06/01/2032 5.5% . . . . . .	600,000	577,765
	CA INC 03/15/2027 4.7% . . . . . . . .	200,000	189,090
	GLW 4.7 3/15/2037 . . . . . . . . . . .	250,000	244,008
	MU 4.185 2/15/2027 . . . . . . . . . .	800,000	803,880
	TRIMBLE INC 12/01/24 4.75% . . . . . .	500,000	477,055
	WESTERN DIGITAL CORP 02/15/2026
	4.75% . . . . . . . . . . . . . . .		3,272,984

3

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	Fair Value
2.17%	MATERIALS
	ALBEMARLE CORP 06/01/2032 5.05% . .	500,000	$488,291
	FMC CORP 10/01/2026 3.2% . . . . . .	600,000	571,388
	NUCOR CORP 4.3% 05/23/2027 . . . . .	500,000	498,105
	STEEL DYNAMICS INC 12/15/2026 5% . .	500,000	495,786
	WESTROCK MWV 02/15/2031 7.95% . . .	750,000	895,409
	WORTHINGTON INDUSTRIES 04/15/2026
	4.55% . . . . . . . . . . . . . . .	1,000,000	967,601
			3,916,579
1.35%	REAL ESTATE
	CROWN CASTLE INC CORP 03/15/2027
	2.9% . . . . . . . . . . . . . . . .	250,000	230,538
	EPR 4.95 4/15/2028 . . . . . . . . . .	360,000	331,052
	HIGHWOODS REALTY 01/15/2023 3.625%	1,236,000	1,236,853
	OPI 2.34% 2/1/2027 . . . . . . . . . .	250,000	204,288
	WEYERHAEUSER CO 03/09/2033 3.375% .	500,000	435,938
			2,438,668
2.36%	UTILITIES
	EDISON INTL 03/15/2023 2.95% . . . . .	900,000	892,371
	EVERSOURCE ENERGY 03/01/2032
	3.375% . . . . . . . . . . . . . . .	1,000,000	899,052
	GEORGIA POWER CO 05/15/2032 4.7% . .	1,000,000	1,002,653
	NATIONAL FUEL GAS CO 03/01/2023
	3.75% . . . . . . . . . . . . . . .	1,000,000	1,000,610
	SEMPRA ENERGY 06/19/2164 VAR% . . .	500,000	459,991
			4,254,676
33.55%	TOTAL CORPORATE BONDS . . . . . .	. . . . . . .	60,491,067
32.00%	ASSET BACKED BONDS
	ACAR 11/15/2027 1.34% . . . . . . . . .	1,000,000	932,838
	AMERICAN CREDIT 06/13/2028 4.41% . .	1,687,500	1,650,365
	AMERICAN CREDIT 06/13/2028 4.85% . .	900,000	869,414
	American Credit Acc 12/12/25 2.97% MTGE .	1,800,000	1,785,883
	4

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continued	June 30, 2022 (unaudited)
	Shares	Fair Value
AMERICAN CREDIT ACCEPT 12/14/2026
1.31% . . . . . . . . . . . . . . . .	900,000	$884,296
AQUA FINANCE TRUST 07/17/2046 1.9% .	780,146	747,717
Arivo Accept Auto 05/15/2028 3.93% Mtge .	368,916	363,812
AVIS BUDGET 03/20/2026 2.65% MTGE .	1,800,000	1,693,877
AVIS RENTAL CAR 09/20/2023 3.07 . . .	900,000	900,592
CARMX 2021-2 D . . . . . . . . . . .	250,000	228,147
CARVANA AUTO 04/10/2028 5.08% . . .	2,000,000	1,953,950
CARVANA AUTO 3A C Mtge 10/15/2024
2.71% . . . . . . . . . . . . . . . .	1,012,569	1,012,606
CARVANA AUTO N1 A1 12/11/2028 2.31%
MTGE . . . . . . . . . . . . . . .	333,420	327,573
CARVANA AUTO N1 D 12/11/2028 4.13%
MTGE . . . . . . . . . . . . . . .	450,000	434,944
CAS 2022-R01 1M2 VAR% . . . . . . . .	250,000	225,215
CAS 2022-R05 2M2 04/25/2042 3.2887%
MTGE . . . . . . . . . . . . . . .	1,000,000	950,450
COINSTAR FUNDING, LLC 04/25/2047
5.216% . . . . . . . . . . . . . . .	427,500	412,958
COMM 2018-HCLV D . . . . . . . . . .	55,000	51,058
CPS AUTO TRUST 08/15/2028 5.19%
MTGE . . . . . . . . . . . . . . .	1,800,000	1,758,888
CPS AUTO TRUST 10/15/2029 7.14% MTGE	900,000	882,209
CREDIT ACCEPTANCE AUTO 05/15/2030
1.00% . . . . . . . . . . . . . . .	2,600,000	2,473,999
CRVNA 2021-N2 E . . . . . . . . . . .	100,000	88,889
Drive Auto Trust 10/15/2027 0.87% Mtge .	1,500,000	1,423,215
DT AUTO 11/15/2024 3.87% . . . . . . .	1,110,176	1,110,021
DT AUTO OWNER TRUST 06/15/2026
1.47% . . . . . . . . . . . . . . . .	848,250	824,657
DT AUTO OWNER TRUST 11/17/2025
2.55% . . . . . . . . . . . . . . .	900,000	877,172
EXETER AUTO 03/17/2025 3.71% MTGE . .	779,165	778,667
Exeter Auto 05/15/2025 5.33% Mtge . . .	800,000	805,020
EXETER AUTO 07/17/2028 4.56% MTGE .	450,000	427,563
EXETER AUTO 10/15/2029 6.34% MTGE .	787,500	754,310
EXETER AUTOMOBILE 01/15/2025 2.49% .	624,061	623,956

5

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continued	June 30, 2022 (unaudited)
	Shares	Fair Value
EXETER AUTOMOBILE 01/15/2026 .69% .	2,300,000	$ 2,249,722
EXETER AUTOMOBILE 05/15/2025 3.28% .	1,842,787	1,842,848
EXETER AUTOMOBILES 09/16/2024
4.35% . . . . . . . . . . . . . . .	524,501	525,901
FANNIE MAE 02/25/2046 VAR% . . . . .	21,710,064	139,928
FHR 4046 LI Mtge . . . . . . . . . . .	2,585,424	125,745
FIRST INVESTORS AUTO 01/15/2027
2.03% . . . . . . . . . . . . . . .	1,693,251	1,656,189
FIRST INVESTORS AUTO 06/15/2029
5.41% . . . . . . . . . . . . . . . .	500,000	471,782
FNCL 3.5% 7/22 MTGE . . . . . . . . .	495,670	476,541
FREDDIE MAC - STACR 06/25/2042 VAR% .	1,000,000	1,005,130
GCAR 2020-3A E Mtge . . . . . . . . .	725,000	705,345
GLS AUTO RECEIVABLES 02/18/2025
3.54% . . . . . . . . . . . . . . .	439,570	438,948
GLS AUTO RECEIVABLES 05/15/2025
2.96% . . . . . . . . . . . . . . .	675,000	671,303
GLS AUTO RECEIVEABLES TR 4/15/2024
4.17% . . . . . . . . . . . . . . . .	322,382	323,106
GNMA 03/16/2043 VAR% . . . . . . . .	26,718	26,642
HARVEST SBA LOAN TRUST 06/26/2047
VAR% . . . . . . . . . . . . . . .	836,128	823,586
JPMBB COMMERCIAL 05/15/2048
3.3423% . . . . . . . . . . . . . .	424,521	411,002
JPMorgan Chase 01/25/2028 1.886%
MTGE . . . . . . . . . . . . . . .	287,904	283,644
MARINER FINANCE 07/20/2032 2.96% . .	1,700,000	1,686,711
PFMT 2021-2 A1 2.5% 4/25/2051 . . . . .	896,037	765,587
Santander Drive 2022-1 C 04/17/28 2.56% .	500,000	475,807
SANTANDER DRIVE AUTO 01/15/2026
1.01% . . . . . . . . . . . . . . . .	2,250,000	2,217,636
SANTANDER RETAIL 11/20/2025 1.41% . .	500,000	464,498
SCART 2021-AA A3 Mtge . . . . . . . .	1,904,252	1,869,846
SCF EQUIPMENT TRUST LLC SER 19 2A
2.47% . . . . . . . . . . . . . . .	865,529	854,374
SCFET 2021-1A A3 Mtge . . . . . . . .	595,000	573,839
SCFET 2022 1A D MTGE 3.79% . . . . .	500,000	467,941
SEQUOIA MORTGAGE TRUST 4/25/50 3% .	274,037	269,667
6

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	Fair Value
	SHMLT 2020-A1 MTGE 01/28/2050 2.521% .	272,148	$269,793
	SRT 2020-A . . . . . . . . . . . . . .	250,000	244,876
	STACR 2022-DNA1 B1 VAR% . . . . . .	100,000	84,266
	STACR 2022-DNA1 M2 VAR% . . . . . .	100,000	84,668
	STACR 2022-DNA4 2.55071% MTGE . . .	2,042,465	2,016,675
	Telsa Auto Lease 05/22/2023 5.48% Mtge .	450,000	452,072
	TRICOLOR AUTO 08/15/2025 4.71% MTGE	485,000	478,961
	Trinity Rail Less 10/18/2049,. 2.39% . . . .	250,558	238,163
	UNITED AUTO CREDIT 11/10/2028 5% . .	250,000	233,355
	VERIZON OWNER TRUST 12/20/2023
	2.33% . . . . . . . . . . . . . . .	111,705	111,732
	VERUS 2019 11/25/59 3.129% . . . . . .	535,821	526,595
	WESTLAKE AUTOMOBILE 01/15/2026
	2.76% . . . . . . . . . . . . . . .	1,840,000	1,812,772
	WIN 2016-1 B2 Mtge . . . . . . . . . .	163,670	155,515
	World Financial 07/15/2026 2.21% Mtge . .	900,000	899,923
			57,686,891
32.00%	TOTAL ASSET BACKED BONDS . . . . .	. . . . . . .	57,686,891
6.21%	PRIVATE PLACEMENT BONDS
	ALLIANT ENERGY FINANCE 03/01/2032
	3.6% . . . . . . . . . . . . . . . .	1,000,000	904,070
	AMN 4.625 10/1/2027 . . . . . . . . . .	90,000	82,509
	ASB BANK LIMITED 10/22/2031 2.375% . .	2,000,000	1,663,398
	AVALON HOLDINGS FNDG 11/18/2027
	2.528% . . . . . . . . . . . . . . .	1,000,000	815,137
	CANPACK SA/US 11/15/2029 3.875% . . .	500,000	390,090
	CIEN 4 01/31/30 144A . . . . . . . . . .	100,000	86,313
	EXELON CORP 03/15/2032 3.35% . . . .	1,000,000	896,266
	ICLR 2.875 07/15/2026 . . . . . . . . .	90,000	80,100
	KORN/FERRY INT. 12/15/2027 4.625% . . . . .	500,000	448,750
	MACQUARIE GROUP 06/21/2028 4.098% .	2,000,000	1,917,378
	MICHAEL KORS USA INC 11/01/2024 VAR% .	600,000	575,232
	NISSAN MOTOR 09/17/2030 4.81% . . . .	1,000,000	888,331
	QORVO INC 12/15/2024 1.75% . . . . . .	500,000	467,060
	7

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	Fair Value
	SLM 4.2 10/29/2025 . . . . . . . . . .	90,000	$81,536
	SMITHFIELD FOODS 10/15/2030 3.00% . .	1,000,000	828,997
	SOCIETE GENERALE 03/28/2024 3.875% .	500,000	494,949
	TARGA RESOURCES PARTNERS
	03/01/2030 5.5% . . . . . . . . . .	500,000	477,090
	UFS 6 ¾ 10/01/28 . . . . . . . . . . .	100,000	93,939
			11,191,146
6.21%	TOTAL PRIVATE PLACEMENT BONDS . .	. . . . . . .	11,191,146
26.32%	TREASURY NOTES
	T 1 ¼ 12/31/26 . . . . . . . . . . . . .	4,187,000	3,870,032
	T 1 1/2 11/30/28 GOVT . . . . . . . . . .	21,500,000	19,523,011
	T 1 3/8 11/15/31 GOVT . . . . . . . . . .	3,800,000	3,295,907
	US TREASURY 02/15/2042 2.375% . . . .	15,000,000	12,719,535
	US Treasury Note 0% 08/18/2022 . . . .	1,700,000	1,696,984
	US Treasury Note 1.875% 2/15/2032 . . .	7,000,000	6,341,566
			47,447,034
26.32%	TOTAL TREASURY NOTES . . . . . . .	. . . . . . . .	47,447,034
2.42%	MONEY MARKET FUNDS
	Federated Government Obligation
	Institutional Shares, 1.36% . . . . . . .	4,375,131	4,375,131
100.50%	TOTAL INVESTMENTS . . . . . . . . .	. . . . . . .	181,191,269
-0.50%	Liabilities in excess of other assets . . . .	. . . . . . .	(907,664)
100.00%	NET ASSETS . . . . . . . . . . . . .	. . . . . . . .	$180,283,605

** Effective 7 day yield as of June 30, 2022

8

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continued	June 30, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
CORPORATE BONDS . .	$—	$60,491,067	$—	$60,491,067
MORTGAGE BACKED
BONDS . . . . . . .	—	57,686,891	—	57,686,891
PRIVATE PLACEMENT
BONDS . . . . . . .		11,191,146		11,191,146
U.S. TREASURY NOTES .	—	47,447,034	—	47,447,034
MONEY MARKET FUNDS	4,375,131		—	4,375,131
TOTAL INVESTMENTS . .	$4,375,131	$176,816,138	$—	$181,191,269

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2022.

At June 30, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $192,705,521 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . .	$42,606
Gross unrealized depreciation . .	(11,556,858)
Net unrealized appreciation . . .
$(11,514,252)
9

QUARTERLY REPORT